INCOME TAXES (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Current:
Federal	$ 108,297,000	$ 42,377,000	$ 31,312,000
Foreign	13,201,000	14,259,000	13,215,000
State	10,542,000	8,112,000	1,937,000
Total current	132,040,000	64,748,000	46,464,000
Deferred:
Federal	196,373,000	185,076,000	100,206,000
Foreign	(6,484,000)	(4,117,000)	7,846,000
State	7,042,000	6,692,000	(2,361,000)
Total deferred	196,931,000	187,651,000	105,691,000
Total provision	328,971,000	252,399,000	152,155,000
Domestic and foreign income before income taxes and equity in income of affiliate
Domestic	886,484,000	666,073,000	389,383,000
Foreign	16,096,000	20,994,000	48,853,000
Income from continuing operations before income taxes	902,580,000	687,067,000	438,236,000
Deferred tax liabilities:
Property, plant and equipment	1,103,769,000	898,657,000
Available-for-sale securities	154,463,000	119,464,000
Other	4,000	62,000
Total deferred tax liabilities	1,258,236,000	1,018,183,000
Deferred tax assets:
Pension reserves	9,482,000	14,260,000
Self-insurance reserves	7,737,000	8,344,000
Net operating loss and foreign tax credit carryforwards	59,730,000	54,967,000
Financial accruals	39,833,000	36,672,000
Other	6,533,000	3,224,000
Total deferred tax assets	123,315,000	117,467,000
Valuation allowance	56,564,000	54,709,000
Net deferred tax assets	66,751,000	62,758,000
Net deferred tax liabilities	1,191,485,000	955,425,000
Effective income tax rates as compared to the U.S. Federal income tax rate
U.S. Federal income tax rate (as a percent)	35.00%	35.00%	35.00%
Effect of foreign taxes (as a percent)	1.00%	1.00%	1.00%
State income taxes (as a percent)	0.00%	1.00%	(1.00%)
Effective income tax rate (as a percent)	36.00%	37.00%	35.00%
Accrued interest and penalties related to unrecognized tax benefits	6,100,000	5,400,000
Reconciliation of the change in gross unrecognized tax benefits
Unrecognized tax benefits at the beginning of the period	6,878,000	5,549,000
Gross decreases - tax positions in prior periods	(4,000)	(249,000)
Gross increases - tax positions in prior periods	2,632,000	2,561,000
Gross increases - current period effect of tax positions	(242,000)	434,000
Expiration of statute of limitations for assessments	(826,000)	(1,417,000)
Unrecognized tax benefits at the end of the period	8,438,000	6,878,000	5,549,000
Liability for unrecognized tax benefits which would affect the effective tax rate if recognized	8,438,000	6,878,000
Operating Loss Carryforwards
Amount of foreign tax credit carryforwards for income tax purposes	49,900,000
Deferred tax asset prior to consideration of valuation allowance	46,000,000
Reasonably possible increase in the reserve for uncertain tax positions, low range	7,000,000
Reasonably possible increase in the reserve for uncertain tax positions, high range	9,500,000
State and Local jurisdiction
Operating Loss Carryforwards
Amount of net operating loss carryforwards for income tax purposes	21,400,000
Net operating loss carryforward, valuation allowance	1,600,000
Foreign jurisdiction
Operating Loss Carryforwards
Amount of net operating loss carryforwards for income tax purposes	34,700,000
Net operating loss carryforward, valuation allowance	11,400,000
Foreign tax carryforwards which more likely than not will not be utilized	$ 43,500,000